Income and Social Contribution Taxes - Summary of Deferred Income and Social Contribution Taxes (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	R$ 3,471	R$ 3,052
Deferred tax liabilities	(2,052)	(1,916)
Total, net	1,419	1,136	R$ 1,215	R$ 809
Total assets	2,147	1,871
Total liabilities	(728)	(735)
Funding cost [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(25)	(31)
Deemed cost [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(239)	(276)
Cost of acquisition of equity interests [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(501)	(464)
Borrowing costs capitalized [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(168)	(166)
Taxes on revenues not redeemed - Presumed Profit accounting method [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(5)	(1)
Adjustment of expectation of cash flow concession assets [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(804)	(937)
Adjustment to fair value: Swap/gains [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(277)	(1)
Other Deferred Income And Social Contribution Taxes Liabilities [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax liabilities	(33)	(40)
Tax loss carry forwards [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	373	524
Provisions for contingencies [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	218	218
Provision for losses [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	609	335
Operating provisions [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	455	539
Provisions for profit sharing [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	25	1
Post-employment obligations [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	1,477	1,179
Estimated provision for doubtful receivables [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	279	207
Taxes with suspended liability [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets		14
Onerous concession [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	8	8
Adjustment to fair value: Swap/loss [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets		13
Other [member]
Disclosure of income and social contribution taxes recoverable [Line Items]
Deferred tax assets	R$ 27	R$ 14